UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07455
                                                    -----------

                           Phoenix Opportunities Trust
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,              John H. Beers, Esq.
  Counsel and Secretary for Registrant          Vice President and Counsel
    Phoenix Life Insurance Company           Phoenix Life Insurance Company
           One American Row                          One American Row
        Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                      Date of fiscal year end: September 30
                                              --------------

                     Date of reporting period: June 30, 2006
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX OPPORTUNITIES TRUST (FORMERLY PHOENIX-SENECA FUNDS)
GLOSSARY
JUNE 30, 2006

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

CONSUMER PRICE INDEX (CPI)

Measures the change in consumer prices of goods and services, including housing, electricity, food and transportation as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

DEBT INDEX SECURITIES

Securities comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments.

REPURCHASE AGREEMENT

A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

TREASURY-INFLATION PROTECTED SECURITIES (TIPS)

U.S. Treasury bonds and notes whose value is adjusted according to the changes in inflation rate every six months, as measured by the consumer price index. As inflation occurs the value of TIPS increases.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (W.I. AND TBA)

Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Bond Fund

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
U.S. GOVERNMENT SECURITIES--9.6%

U.S. TREASURY BONDS--2.8%
U.S. Treasury Bond 6.25%, 8/15/23(f)                      $     2,580      $ 2,845,459

U.S. TREASURY NOTES--6.8%
U.S. Treasury Note 4.875%, 5/31/08(f)                             955          949,665
U.S. Treasury Inflation Index Note 3%, 7/15/12(d)(f)            1,000        1,153,719
U.S. Treasury Note 4%, 11/15/12(f)                              3,975        3,736,190
U.S. Treasury Note 4.75%, 5/15/14(f)                            1,160        1,131,589
                                                                           -----------
                                                                             6,971,163
                                                                           -----------
--------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $9,879,134)                                                 9,816,622
--------------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--35.4%

FHLMC 7.50%, 4/1/14                                                63           65,796
FHLMC 7%, 4/1/16                                                   49           49,952
FHLMC 5.50%, 9/15/17                                              393          390,551
FHLMC 5%, 3/15/19                                                 455          432,923
FHLMC 7%, 1/1/33                                                  374          383,411
FHLMC 3.531%, 2/1/34(e)                                           408          407,441
FNCI TBA 5.50%, 7/15/21(g)                                      4,490        4,405,813
FNMA 6.375%, 6/15/09                                            1,000        1,025,541
FNMA 7.50%, 7/1/09                                                 20           20,759
FNMA 6.625%, 11/15/10                                           1,000        1,044,930
FNMA 7%, 5/1/14                                                    50           50,952
FNMA 8%, 1/1/15                                                    11           11,896
FNMA 3.243%, 7/1/33(e)                                            368          366,171
FNMA 3.224%, 9/1/33(e)                                            237          235,471
FNMA 3.417%, 11/1/33(e)                                           402          400,892
FNMA 3.47%, 12/1/33(e)                                            273          272,384
FNMA 3.524%, 3/1/34(e)                                            467          463,132
FNMA 3.627%, 4/1/34(e)                                            243          240,266
FNMA 4.50%, 1/1/35                                                521          473,946
FNMA 5.342%, 5/1/35(e)                                          5,183        5,093,765
FNMA TBA 6%, 8/1/32(g)                                         13,195       12,972,334
FNMA TBA 5.50%, 8/25/33(g)                                      7,715        7,403,993
--------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $36,575,573)                                               36,212,319
--------------------------------------------------------------------------------------

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
AGENCY NON-MORTGAGE-BACKED SECURITIES--7.4%

FHLB 7.23%, 9/8/15                                        $     1,500      $ 1,586,230
FHLB 6.05%, 3/2/16                                              1,500        1,482,336
FHLB 6%, 4/27/22                                                1,020          978,846
FHLMC 6%, 11/20/15                                              1,000          987,990
FHLMC 6.125%, 12/1/15                                           1,500        1,486,659
FNMA 6.96%, 9/5/12                                              1,063        1,076,932
--------------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,797,417)                                                 7,598,993
--------------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--30.8%

AEROSPACE & DEFENSE--0.7%
Armor Holdings, Inc. 8.25%, 8/15/13(f)                            105          109,200
DRS Technologies, Inc. 6.625%, 2/1/16                             115          111,837
Esterline Technologies Corp. 7.75%, 6/15/13                        30           30,525
Honeywell International, Inc. 5.37%, 3/13/09(e)                    95           95,061
L-3 Communications Corp. 5.875%, 1/15/15                          140          131,250
United Technologies Corp. 4.875%, 5/1/15(f)                       215          200,675
                                                                           -----------
                                                                               678,548
                                                                           -----------

AUTOMOBILE MANUFACTURERS--0.3%
DaimlerChrysler NA Holding Corp. 5.679%, 10/31/08(e)(f)           340          341,509

AUTOMOTIVE RETAIL--0.1%
Hertz Corp. 144A 8.875%, 1/1/14(b)                                 95           97,850

BIOTECHNOLOGY--0.3%
Amgen, Inc. 4.85%, 11/18/14(f)                                    305          283,688

BREWERS--1.5%
Anheuser-Busch Cos., Inc. 5.05%, 10/15/16(f)                    1,600        1,497,931

BROADCASTING & CABLE TV--1.5%
Charter Communications Operating LLC/ Charter
   Communications Operating Capital 144A 8.375%,
   4/30/14(b)                                                     150          150,937
Clear Channel Communications, Inc. 6.25%, 3/15/11                 155          152,212
Comcast Corp. 5.85%, 11/15/15(f)                                  320          308,178
Comcast Corp. 6.50%, 11/15/35                                     115          108,557

Phoenix Bond Fund

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
BROADCASTING & CABLE TV--(CONTINUED)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
   6.375%, 6/15/15                                        $       250      $   231,875
Echostar DBS Corp. 144A 7.125%, 2/1/16(b)                         155          149,963
Liberty Media Corp. 5.70%, 5/15/13                                 40           36,525
Mediacom Broadband LLC 8.50%, 10/15/15                            110          106,150
Rainbow National Services LLC 144A 8.75%, 9/1/12(b)               150          158,250
Sinclair Broadcast Group, Inc. 8%, 3/15/12                        100          102,000
                                                                           -----------
                                                                             1,504,647
                                                                           -----------

BUILDING PRODUCTS--0.2%
Building Materials Corporation of America 7.75%, 8/1/14            35           33,600
Ply Gem Industries, Inc. 9%, 2/15/12                              175          160,125
                                                                           -----------
                                                                               193,725
                                                                           -----------

CASINOS & GAMING--1.2%
American Real Estate Partners LP/American Real Estate
   Finance Corp. 7.125%, 2/15/13                                  185          178,525
Boyd Gaming Corp. 6.75%, 4/15/14                                  115          109,681
Harrah's Operating Co. Inc. 6.50%, 6/1/16(f)                      410          399,497
MGM MIRAGE 6.75%, 9/1/12                                          105          101,587
MGM MIRAGE 6.625%, 7/15/15                                         45           42,188
OED Corp./DIAMOND JO LLC 8.75%, 4/15/12                           180          182,025
Station Casinos, Inc. 6.875%, 3/1/16                              100           93,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625%,
   12/1/14                                                        105           99,488
                                                                           -----------
                                                                             1,206,741
                                                                           -----------

COAL & CONSUMABLE FUELS--0.3%
Arch Western Finance LLC 6.75%, 7/1/13                            150          144,375
Peabody Energy Corp. Series B 6.875%, 3/15/13                     165          162,938
                                                                           -----------
                                                                               307,313
                                                                           -----------

COMMUNICATIONS EQUIPMENT--0.6%
Cisco Systems, Inc. 5.50%, 2/22/16(f)                             640          614,545

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.1%
Trinity Industries, Inc. 6.50%, 3/15/14                            90           88,200

CONSUMER FINANCE--1.8%
American General Finance Corp. 4%, 3/15/11(f)                     450          415,616
Ford Motor Credit Co. 8.625%, 11/1/10                             140          131,073
General Electric Capital Corp. 4.875%, 10/21/10                   265          257,402
General Motors Acceptance Corp. 6.75%, 12/1/14                    130          120,935

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
CONSUMER FINANCE--(CONTINUED)
Residential Capital Corp. 6.375%, 6/30/10                 $       235      $   231,802
Residential Capital Corp. 6.875%, 6/30/15(f)                      495          492,867
SLM Corp. 4%, 1/15/09                                             175          168,153
                                                                           -----------
                                                                             1,817,848
                                                                           -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.1%
SunGard Data Systems, Inc. 4.875%, 1/15/14                        115          100,625

DIVERSIFIED BANKS--1.0%
HSBC Bank USA 5.875%, 11/1/34                                     155          141,584
Santander Issuances SA 144A 5.911%, 6/20/16(b)(f)                 410          401,800
USB Capital IX 6.189%, 3/29/49(e)                                 265          259,141
Wells Fargo & Co. 5.125%, 9/15/16                                 275          256,633
                                                                           -----------
                                                                             1,059,158
                                                                           -----------

DIVERSIFIED CAPITAL MARKETS--0.3%
UBS Preferred Funding Trust V 6.243%, 5/15/49(e)                  260          256,145

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Cendant Corp. 7.375%, 1/15/13                                     140          153,177
International Lease Finance Corp. 5.75%, 6/15/11                  180          178,677
                                                                           -----------
                                                                               331,854
                                                                           -----------

ELECTRIC UTILITIES--0.4%
Progress Energy, Inc. 7.10%, 3/1/11                               245          255,572
Reliant Energy, Inc. 9.50%, 7/15/13                               175          176,750
                                                                           -----------
                                                                               432,322
                                                                           -----------

FOOD RETAIL--0.2%
Ahold Lease USA, Inc. A-2 8.62%, 1/2/25(e)                        110          109,244
Stater Bros. Holdings, Inc. 8.829%, 6/15/10(e)                    105          106,837
Stater Bros. Holdings, Inc. 8.125%, 6/15/12                        25           24,813
                                                                           -----------
                                                                               240,894
                                                                           -----------

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 144A 5.875%, 9/15/15(b)                   140          132,650

HEALTH CARE EQUIPMENT--0.0%
Fisher Scientific International, Inc. 6.125%, 7/1/15               10            9,688

HEALTH CARE FACILITIES--0.4%
HCA, Inc. 5.75%, 3/15/14                                          290          260,765
HCA, Inc. 6.375%, 1/15/15                                          45           41,920

Phoenix Bond Fund

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
HEALTH CARE FACILITIES--(CONTINUED)
US Oncology, Inc. 10.75%, 8/15/14                         $       125      $   136,250
                                                                           -----------
                                                                               438,935
                                                                           -----------

HEALTH CARE SERVICES--0.4%
Fresenius Medical Care Capital Trust II 7.875%, 2/1/08            335          340,863
Omnicare, Inc. 6.875%, 12/15/15                                    70           66,850
                                                                           -----------
                                                                               407,713
                                                                           -----------

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16                           265          255,473

HOME IMPROVEMENT RETAIL--0.2%
Home Depot, Inc. (The) 5.40%, 3/1/16                              260          249,231

HOMEBUILDING--0.8%
Horton (D.R.), Inc. 7.50%, 12/1/07                                234          237,982
Horton (D.R.), Inc. 5.625%, 9/15/14                               155          142,272
Meritage Homes Corp. 7%, 5/1/14                                   100           90,000
Meritage Homes Corp. 6.25%, 3/15/15                                80           67,800
Technical Olympic USA, Inc. 9%, 7/1/10                            290          283,475
                                                                           -----------
                                                                               821,529
                                                                           -----------

HOTELS, RESORTS & CRUISE LINES--0.2%
Hilton Hotels Corp. 7.625%, 12/1/12                               149          154,339
Royal Caribbean Cruises Ltd. 7.25%, 3/15/18                        22           21,452
                                                                           -----------
                                                                               175,791
                                                                           -----------

HOUSEWARES & SPECIALTIES--0.5%
Fortune Brands, Inc. 5.375%, 1/15/16(f)                           545          504,139

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
TXU Corp. Series P 5.55%, 11/15/14                                110          100,322

INDUSTRIAL MACHINERY--0.1%
Valmont Industries, Inc. 6.875%, 5/1/14                           110          106,700

INSURANCE BROKERS--0.3%
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15(f)                     345          325,672

INTEGRATED OIL & GAS--1.2%
Conoco Funding Co. 6.35%, 10/15/11(f)                           1,000        1,029,968
Shell International Finance BV 5.625%, 6/27/11                    190          190,037
                                                                           -----------
                                                                             1,220,005
                                                                           -----------

INTEGRATED TELECOMMUNICATION SERVICES--2.3%
Cincinnati Bell, Inc. 7.25%, 7/15/13                              130          128,700
Embarq Corp. 7.082%, 6/1/16(f)                                    525          522,116

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Qwest Communications International, Inc. Series B
   7.50%, 2/15/14                                         $        70      $    68,600
Qwest Corp. 8.875%, 3/15/12                                       185          196,100
SBC Communications, Inc. 5.875%, 2/1/12(f)                      1,200        1,189,018
Telcordia Technologies, Inc. 144A 10%, 3/15/13(b)                  50           42,500
Verizon Global Funding Corp. 7.75%, 12/1/30                       240          258,851
                                                                           -----------
                                                                             2,405,885
                                                                           -----------

INVESTMENT BANKING & BROKERAGE--0.8%
E*Trade Financial Corp. 7.375%, 9/15/13                           115          115,575
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13                   155          148,518
Lehman Brothers Holdings, Inc. 5.50%, 4/4/16                      265          253,221
Merrill Lynch & Co., Inc. 4.25%, 2/8/10                           270          256,621
                                                                           -----------
                                                                               773,935
                                                                           -----------

LEISURE PRODUCTS--0.1%
K2, Inc. 7.375%, 7/1/14                                            90           86,850

LIFE & HEALTH INSURANCE--2.1%
MetLife, Inc. 6.125%, 12/1/11(f)                                1,500        1,527,485
Protective Life Secured Trust 5.148%, 1/14/08(e)(f)               180          180,282
Protective Life Secured Trust 4%, 4/1/11                          300          278,003
UnumProvident Finance Co. plc 144A 6.85%, 11/15/15(b)             135          132,939
                                                                           -----------
                                                                             2,118,709
                                                                           -----------

LIFE SCIENCES TOOLS & SERVICES--0.3%
Swiss Re Capital I LP 144A 6.854%, 5/29/49(b)(e)(f)               345          337,834

MANAGED HEALTH CARE--0.8%
Aetna, Inc. 6.625%, 6/15/36(f)                                    410          405,552
Coventry Health Care, Inc. 6.125%, 1/15/15                        135          129,021
WellPoint, Inc. 5.85%, 1/15/36                                    285          254,670
                                                                           -----------
                                                                               789,243
                                                                           -----------

METAL & GLASS CONTAINERS--0.6%
AEP Industries, Inc. 7.875%, 3/15/13                              160          161,200
Ball Corp. 6.875%, 12/15/12                                        56           55,160
Crown Americas LLC/Crown Americas Capital Corp. 144A
   7.75%, 11/15/15(b)                                              40           39,600
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26                       70           61,775
Owens-Brockway Glass Container, Inc. 8.875%, 2/15/09              298          308,430
                                                                           -----------
                                                                               626,165
                                                                           -----------

Phoenix Bond Fund

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
MORTGAGE REIT'S--0.5%
iStar Financial, Inc. Series B 5.125%, 4/1/11(f)          $       535      $   512,233

MOVIES & ENTERTAINMENT--0.8%
Time Warner Entertainment Co. LP 8.375%, 7/15/33                  180          203,638
Viacom, Inc. 144A 6.25%, 4/30/16(b)(f)                            475          461,106
WMG Holdings Corp. 0%, 12/15/14(e)                                265          192,125
                                                                           -----------
                                                                               856,869
                                                                           -----------

MULTI-LINE INSURANCE--0.3%
Genworth Global Funding Trust 5.125%, 3/15/11                     160          156,179
Loews Corp. 5.25%, 3/15/16                                        170          157,298
                                                                           -----------
                                                                               313,477
                                                                           -----------

MULTI-UTILITIES--0.5%
Consolidated Edison Company of New York, Inc.
   5.85%, 3/15/36                                                 125          116,227
MidAmerican Energy Holdings Co. 144A 6.125%, 4/1/36(b)            235          219,673
NiSource Finance Corp. 5.25%, 9/15/17                             155          141,010
                                                                           -----------
                                                                               476,910
                                                                           -----------

OFFICE REIT'S--0.4%
Brandywine Operating Partnership LP 5.65%, 12/15/10               175          171,357
Brandywine Operating Partnership LP 6%, 4/1/16                    265          256,114
                                                                           -----------
                                                                               427,471
                                                                           -----------

OIL & GAS EQUIPMENT & SERVICES--0.3%
Gulfmark Offshore, Inc. 7.75%, 7/15/14                            180          176,400
Hornbeck Offshore Services, Inc. Series B 6.125%, 12/1/14         115          107,238
                                                                           -----------
                                                                               283,638
                                                                           -----------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Chesapeake Energy Corp. 6.625%, 1/15/16                           220          205,700

OIL & GAS STORAGE & TRANSPORTATION--0.7%
Atlas Pipeline Partners LP 144A 8.125%, 12/15/15(b)               125          125,156
Ferrellgas Escrow LLC/ Ferrellgas Finance Escrow Corp.
   6.75%, 5/1/14                                                  115          109,538
Holly Energy Partners LP 6.25%, 3/1/15                            105           96,600
Kinder Morgan Energy Partners LP 7.30%, 8/15/33                   150          153,571

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
OIL & GAS STORAGE & TRANSPORTATION--(CONTINUED)
Pacific Energy Partners LP/ Pacific Energy Finance Corp.
   6.25%, 9/15/15                                         $        75      $    73,125
SemGroup LP 144A 8.75%, 11/15/15(b)                               100          100,000
TransMontaigne, Inc. 9.125%, 6/1/10                                30           32,025
                                                                           -----------
                                                                               690,015
                                                                           -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Bank of America Corp. 4.375%, 12/1/10(f)                          325          308,792
Citigroup, Inc. 5%, 9/15/14(f)                                    330          308,869
                                                                           -----------
                                                                               617,661
                                                                           -----------

PACKAGED FOODS & MEATS--0.3%
B&G Foods, Inc. 8%, 10/1/11                                       100          100,500
Kraft Foods, Inc. 5.625%, 11/1/11                                 235          231,469
                                                                           -----------
                                                                               331,969
                                                                           -----------

PAPER PRODUCTS--0.3%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b)                      100          101,000
International Paper Co. 6.75%, 9/1/11                             175          180,817
                                                                           -----------
                                                                               281,817
                                                                           -----------

PHARMACEUTICALS--1.8%
Johnson & Johnson 6.625%, 9/1/09(f)                             1,300        1,343,626
Wyeth 5.50%, 3/15/13(f)                                           525          511,101
                                                                           -----------
                                                                             1,854,727
                                                                           -----------

PUBLISHING & PRINTING--0.3%
News America, Inc. 5.30%, 12/15/14                                165          156,578
Primedia, Inc. 8.875%, 5/15/11                                     35           33,775
Primedia, Inc. 8%, 5/15/13                                        105           94,500
                                                                           -----------
                                                                               284,853
                                                                           -----------

REGIONAL BANKS--0.4%
Colonial Bank NA 6.375%, 12/1/15                                  395          392,436

RESIDENTIAL REIT'S--0.4%
Archstone-Smith Trust 5.75%, 3/15/16                              215          207,591
ERP Operating LP 5.375%, 8/1/16                                   270          253,403
                                                                           -----------
                                                                               460,994
                                                                           -----------

SPECIALIZED REIT'S--0.1%
Host Marriott LP 6.375%, 3/15/15                                  105           99,225

STEEL--0.1%
Gibraltar Industries, Inc. 144A 8%, 12/1/15(b)                    140          140,000

Phoenix Bond Fund

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
THRIFTS & MORTGAGE FINANCE--0.2%
Sovereign Capital Trust VI 7.908%, 6/13/36                $       170      $   169,761

TOBACCO--0.2%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b)                     95           92,506
Reynolds American, Inc.144A 6.50%, 7/15/10(b)                      80           77,800
                                                                           -----------
                                                                               170,306
                                                                           -----------
--------------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $32,492,913)                                               31,510,074
--------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--3.6%

Banc of America Commercial Mortgage, Inc. 00-1, A1A
   7.109%, 11/15/31                                               211          213,099
Citigroup Mortgage Loan Trust, Inc. 04-NCM2, 2CB3 8%,
   8/25/34                                                        162          166,309
Master Asset Securitization Trust Alternative Loans Trust
   03-7, 5A1 6.25%, 11/25/33                                      253          252,280
Master Asset Securitization Trust Alternative Loans Trust
   04-1, 3A1 7%, 1/25/34                                          208          209,368
Master Asset Securitization Trust Alternative Loans Trust
   04-5, 6A1 7%, 6/25/34                                          158          160,850
Master Asset Securitization Trust Alternative Loans Trust
   04-6, 6A1 6.50%, 7/25/34                                       786          786,258
Merrill Lynch Mortgage Trust 05-MCP1, A2 4.556%, 6/12/43          725          694,581
Morgan Stanley Mortgage Loan Trust 04-3, 3A 6%, 4/25/34           808          789,409
Residential Asset Mortgage Products, Inc. 04-SL3, A4
   8.50%, 12/25/31                                                446          462,588
--------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,851,464)                                                 3,734,742
--------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.2%

SWEDEN--1.2%
Swedish Export Credit Corp. 0%, 6/5/07                          1,130        1,231,135
--------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,130,000)                                                 1,231,135
--------------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--4.2%

AUSTRALIA--0.4%
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15(f)                  400          379,343

BERMUDA--0.1%
Intelsat Subsidiary Holding Co. Ltd. 8.875%, 1/15/15              125          125,937

                                                           PAR VALUE
                                                             (000)            VALUE
                                                          -----------      -----------
CANADA--0.7%
Anadarko Finance Co. Series B 7.50%, 5/1/31(f)            $       325      $   349,182
CHC Helicopter Corp. 7.375%, 5/1/14                               100           96,500
Rogers Wireless Communications, Inc. 6.375%, 3/1/14               135          129,263
TransCanada PipeLines Ltd. 5.85%, 3/15/36                         155          145,293
                                                                           -----------
                                                                               720,238
                                                                           -----------

CHILE--0.2%
Celulosa Arauco y Constitucion SA 5.625%, 4/20/15                 235          218,854

HONG KONG--0.4%
Hutchison Whampoa International Ltd. 144A 7.45%,
   11/24/33(b)(f)                                                 385          406,968

IRELAND--0.3%
Eircom Funding 8.25%, 8/15/13                                     285          303,525

ITALY--0.4%
Telecom Italia Capital S.A. 5.629%, 2/1/11(e)                     155          155,823
Telecom Italia Capital S.A. 5.25%, 10/1/15                        280          253,435
                                                                           -----------
                                                                               409,258
                                                                           -----------

JAPAN--0.5%
MUFG Capital Finance 1 Ltd. 6.346%, 7/29/49(e)                    265          255,616
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(e)                        250          232,594
                                                                           -----------
                                                                               488,210
                                                                           -----------

LUXEMBOURG--0.1%
Basell AF SCA 144A 8.375%, 8/15/15(b)                             135          130,444

NETHERLANDS--0.5%
ING Groep NV 5.775%, 12/8/49(e)(f)                                535          507,668

UNITED KINGDOM--0.3%
HBOS plc 144A 6.413%, 9/29/49(b)(e)                               280          250,814

UNITED STATES--0.3%
Endurance Specialty Holdings Ltd. 6.15%, 10/15/15                 165          154,455
Teva Pharmaceutical Finance LLC 6.15%, 2/1/36                     190          170,604
                                                                           -----------
                                                                               325,059
                                                                           -----------
--------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,469,563)                                                 4,266,318
--------------------------------------------------------------------------------------

Phoenix Bond Fund

                                                               PAR VALUE
                                                                 (000)               VALUE
                                                              -------------      -------------
DEBT INDEX SECURITIES--4.3%

Dow Jones CDX HY 6-T2 144A 7.375%, 6/29/11(b)                 $       4,500      $   4,426,875
----------------------------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $4,365,671)                                                         4,426,875
----------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.5%
(IDENTIFIED COST $100,561,735)                                                      98,797,078
                                                                                 -------------

SHORT-TERM INVESTMENTS--26.9%

FEDERAL AGENCY SECURITIES(h)--26.6%
FHLB 4.83%, 7/3/06                                                    6,400          6,400,000
FHLB 5.12%, 7/27/06                                                  10,000          9,965,867
FNMA 5.19%, 8/7/06                                                    5,000          4,974,771
FNMA 5.18%, 9/6/06                                                    6,000          5,941,293
                                                                                 -------------
                                                                                    27,281,931
                                                                                 -------------

REPURCHASE AGREEMENTS--0.3%
State Street Bank & Trust Co. repurchase agreement,
   2.05% dated 6/30/06, due 7/3/06, repurchase price
   $284,049, collateralized by U.S. Treasury Bond 7 25%,
   5/15/16 market value $290,547                                        284            284,000
----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $27,560,787)                                                       27,565,931
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--123.4%
(IDENTIFIED COST $128,122,522)                                                     126,363,009(a)

Other assets and liabilities, net--(23.4)%                                         (23,929,874)
                                                                                 -------------
NET ASSETS--100.0%                                                               $ 102,433,135
                                                                                 =============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $15,500 and gross depreciation of $2,022,993 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $128,370,502.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to a value of $8,409,259 or 8.2% of net assets.

(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(f)   All or a portion segregated as collateral for a when-issued security.

(g)   When-issued security.

(h)   The rate shown is the discount rate.

Phoenix Earnings Driven Growth Fund

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                     -----------    ------------
DOMESTIC COMMON STOCKS--96.3%

ADVERTISING--1.5%
Lamar Advertising Co. Class A(b)                          11,450    $    616,697

APPAREL RETAIL--3.3%
TJX Cos., Inc. (The)                                      38,920         889,711
Urban Outfitters, Inc.(b)                                 25,810         451,417
                                                                    ------------
                                                                       1,341,128
                                                                    ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Legg Mason, Inc.                                           7,670         763,318

AUTOMOTIVE RETAIL--1.6%
O'Reilly Automotive, Inc.(b)                              20,510         639,707

BIOTECHNOLOGY--2.2%
Genzyme Corp.(b)                                          14,930         911,477

BROADCASTING & CABLE TV--0.7%
Univision Communications, Inc. Class A(b)                  8,810         295,135

CASINOS & GAMING--2.3%
International Game Technology                             24,600         933,324

COMMUNICATIONS EQUIPMENT--1.7%
Avaya, Inc.(b)                                            60,730         693,537

COMPUTER STORAGE & PERIPHERALS--2.5%
Network Appliance, Inc.(b)                                28,750       1,014,875

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.9%
Oshkosh Truck Corp.                                       16,280         773,626

CONSTRUCTION MATERIALS--1.9%
Vulcan Materials Co.                                      10,140         790,920

DATA PROCESSING & OUTSOURCED SERVICES--3.4%
Alliance Data Systems Corp.(b)                            11,130         654,667
Global Payments, Inc.                                     15,040         730,192
                                                                    ------------
                                                                       1,384,859
                                                                    ------------

DISTILLERS & VINTNERS--1.6%
Brown-Forman Corp. Class B                                 9,080         648,766

ELECTRICAL COMPONENTS & EQUIPMENT--4.3%
Ametek, Inc.                                              18,200         862,316
Rockwell Automation, Inc.                                 12,510         900,845
                                                                    ------------
                                                                       1,763,161
                                                                    ------------

                                                        SHARES          VALUE
                                                     -----------    ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.4%
Agilent Technologies, Inc.(b)                             18,690    $    589,856

ELECTRONIC MANUFACTURING SERVICES--1.7%
Molex, Inc.                                               21,330         716,048

HEALTH CARE FACILITIES--3.3%
LifePoint Hospitals, Inc.(b)                              20,200         649,026
United Surgical Partners International, Inc.(b)           23,660         711,456
                                                                    ------------
                                                                       1,360,482
                                                                    ------------

HEALTH CARE SERVICES--1.9%
Quest Diagnostics, Inc.                                   13,100         784,952

HEALTH CARE SUPPLIES--2.0%
Gen-Probe, Inc.(b)                                        15,400         831,292

HOMEFURNISHING RETAIL--1.9%
Williams-Sonoma, Inc.                                     22,300         759,315

HOUSEHOLD PRODUCTS--1.8%
Church & Dwight Co., Inc.                                 19,720         718,202

HOUSEWARES & SPECIALTIES--2.3%
Newell Rubbermaid, Inc.                                   36,420         940,729

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.6%
Monster Worldwide, Inc.(b)                                14,890         635,207

INDUSTRIAL MACHINERY--4.1%
Eaton Corp.                                               10,630         801,502
Harsco Corp.                                              11,170         870,813
                                                                    ------------
                                                                       1,672,315
                                                                    ------------

INVESTMENT BANKING & BROKERAGE--2.1%
Jefferies Group, Inc.                                     28,400         841,492

IT CONSULTING & OTHER SERVICES--2.5%
Cognizant Technology Solutions Corp. Class A(b)           14,960       1,007,855

MANAGED HEALTH CARE--5.0%
Humana, Inc.(b)                                           22,960       1,232,952
Sierra Health Services, Inc.(b)                           18,220         820,447
                                                                    ------------
                                                                       2,053,399
                                                                    ------------

METAL & GLASS CONTAINERS--1.6%
Ball Corp.                                                17,250         638,940

OIL & GAS DRILLING--2.0%
Diamond Offshore Drilling, Inc.                            9,980         837,621

Phoenix Earnings Driven Growth Fund

                                                      SHARES         VALUE
                                                    ---------    ------------

OIL & GAS EQUIPMENT & SERVICES--3.6%
Grant Prideco, Inc.(b)                                 18,240    $    816,240
Weatherford International Ltd.(b)                      13,180         653,992
                                                                 ------------
                                                                    1,470,232
                                                                 ------------

OIL & GAS REFINING & MARKETING--1.5%
Tesoro Corp.                                            8,050         598,598

OIL & GAS STORAGE & TRANSPORTATION--2.4%
Williams Cos., Inc. (The)                              41,950         979,952

PHARMACEUTICALS--2.0%
Sepracor, Inc.(b)                                      14,080         804,531

REGIONAL BANKS--1.7%
Marshall & Ilsley Corp.                                15,490         708,513

RESTAURANTS--3.2%
Burger King Holdings, Inc.(b)                          37,400         589,050
Darden Restaurants, Inc.                               17,910         705,654
                                                                 ------------
                                                                    1,294,704
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--3.1%
KLA-Tencor Corp.                                       14,800         615,236
MEMC Electronic Materials, Inc.(b)                     17,180         644,250
                                                                 ------------
                                                                    1,259,486
                                                                 ------------

SEMICONDUCTORS--6.7%
Intersil Corp. Class A                                 32,530         756,322
Microchip Technology, Inc.                             19,640         658,922
Silicon Laboratories, Inc.(b)                          12,990         456,599
Xilinx, Inc.                                           37,500         849,375
                                                                 ------------
                                                                    2,721,218
                                                                 ------------

SPECIALTY CHEMICALS--1.9%
Rohm and Haas Co.                                      15,860         794,903

WIRELESS TELECOMMUNICATION SERVICES--4.2%
American Tower Corp. Class A(b)                        28,960         901,235
NII Holdings, Inc.(b)                                  14,460         815,255
                                                                 ------------
                                                                    1,716,490
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $35,609,086)                                      39,306,862
-----------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                    ---------    ------------

FOREIGN  COMMON STOCKS(c)--4.0%

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
Amvescap plc Sponsored ADR (United States)             47,940    $    886,411

PERSONAL PRODUCTS--1.8%
Herbalife Ltd. (United States)(b)                      18,980         757,302
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,485,630)                                        1,643,713
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $37,094,716)                                      40,950,575(a)

Other assets and liabilities, net--(0.3)%                            (105,753)
                                                                 ------------
NET ASSETS--100.0%                                               $ 40,844,822
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,477,868 and gross depreciation of $1,622,289 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $37,094,996.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix Growth Opportunities Fund

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------    ------------

DOMESTIC COMMON STOCKS--93.3%

ADVERTISING--1.0%
Omnicom Group, Inc.                                        1,170    $    104,235

AEROSPACE & DEFENSE--1.8%
Boeing Co. (The)                                           2,250         184,298

AGRICULTURAL PRODUCTS--1.7%
Archer-Daniels-Midland Co.                                 4,170         172,138

AIR FREIGHT & LOGISTICS--0.9%
Robinson (C.H.) Worldwide, Inc.                            1,740          92,742

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Coach, Inc.(b)                                             5,890         176,111

APPLICATION SOFTWARE--2.2%
Citrix Systems, Inc.(b)                                    2,570         103,160
Salesforce.Com, Inc.(b)                                    4,410         117,570
                                                                    ------------
                                                                         220,730
                                                                    ------------

BIOTECHNOLOGY--5.6%
Celgene Corp.(b)                                           4,320         204,898
Genentech, Inc.(b)                                         1,380         112,884
Gilead Sciences, Inc.(b)                                   4,220         249,655
                                                                    ------------
                                                                         567,437
                                                                    ------------

BROADCASTING & CABLE TV--0.9%
Comcast Corp. Class A(b)                                   2,800          91,672

CASINOS & GAMING--5.4%
International Game Technology                              3,910         148,346
Las Vegas Sands Corp.(b)                                   1,930         150,270
Scientific Games Corp. Class A(b)                          3,470         123,601
Station Casinos, Inc.                                      1,730         117,778
                                                                    ------------
                                                                         539,995
                                                                    ------------

COMMUNICATIONS EQUIPMENT--9.0%
Cisco Systems, Inc.(b)                                    17,520         342,166
Corning, Inc.(b)                                           8,400         203,196
JDS Uniphase Corp.(b)                                     43,760         110,713
Qualcomm, Inc.                                             6,190         248,033
                                                                    ------------
                                                                         904,108
                                                                    ------------

COMPUTER & ELECTRONICS RETAIL--1.0%
Best Buy Co., Inc.                                         1,820          99,809

                                                        SHARES         VALUE
                                                      ----------    ------------

COMPUTER HARDWARE--5.4%
Apple Computer, Inc.(b)                                    4,230    $    241,618
Hewlett-Packard Co.                                        6,160         195,149
Sun Microsystems, Inc.(b)                                 24,950         103,542
                                                                    ------------
                                                                         540,309
                                                                    ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.0%
Caterpillar, Inc.                                          1,660         123,637
Joy Global, Inc.                                           1,495          77,874
                                                                    ------------
                                                                         201,511
                                                                    ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Global Payments, Inc.                                      2,270         110,209

ELECTRICAL COMPONENTS & EQUIPMENT--2.2%
Rockwell Automation, Inc.                                  1,760         126,738
Roper Industries, Inc.                                     2,130          99,577
                                                                    ------------
                                                                         226,315
                                                                    ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.5%
Monsanto Co.                                               1,830         154,068

FOOD RETAIL--1.2%
Whole Foods Market, Inc.                                   1,920         124,109

HEALTH CARE DISTRIBUTORS--0.3%
Schein (Henry), Inc.(b)                                      620          28,973

HEALTH CARE EQUIPMENT--2.4%
Intuitive Surgical, Inc.(b)                                1,120         132,126
ResMed, Inc.(b)                                            2,290         107,516
                                                                    ------------
                                                                         239,642
                                                                    ------------

HEALTH CARE SERVICES--3.4%
DaVita, Inc.(b)                                            2,180         108,346
Express Scripts, Inc.(b)                                   1,710         122,675
Quest Diagnostics, Inc.                                    1,790         107,257
                                                                    ------------
                                                                         338,278
                                                                    ------------

HOTELS, RESORTS & CRUISE LINES--1.7%
Starwood Hotels & Resorts Worldwide, Inc.                  2,770         167,142

INDUSTRIAL CONGLOMERATES--5.6%
General Electric Co.                                      12,780         421,229
Textron, Inc.                                              1,580         145,644
                                                                    ------------
                                                                         566,873
                                                                    ------------

Phoenix Growth Opportunities Fund

                                                    SHARES           VALUE
                                                  ----------     ------------

INTERNET SOFTWARE & SERVICES--6.2%
Akamai Technologies, Inc.(b)                           3,880     $    140,417
Google, Inc. Class A(b)                                  770          322,884
Yahoo!, Inc.(b)                                        5,050          166,650
                                                                 ------------
                                                                      629,951
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--2.9%
Goldman Sachs Group, Inc. (The)                          870          130,874
Schwab (Charles) Corp. (The)                          10,040          160,439
                                                                 ------------
                                                                      291,313
                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES--2.2%
Covance, Inc.(b)                                       1,600           97,952
Thermo Electron Corp.(b)                               3,390          122,854
                                                                 ------------
                                                                      220,806
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--0.7%
National-Oilwell Varco, Inc.(b)                        1,100           69,652

OIL & GAS REFINING & MARKETING--0.8%
Valero Energy Corp.                                    1,260           83,815

PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                    2,990           92,690

PHARMACEUTICALS--1.2%
Allergan, Inc.                                         1,170          125,494

RAILROADS--1.2%
CSX Corp.                                              1,670          117,635

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
CB Richard Ellis Group, Inc. Class A(b)                4,150          103,335

RESTAURANTS--2.8%
Starbucks Corp.(b)                                     4,240          160,102
Yum! Brands, Inc.                                      2,430          122,156
                                                                 ------------
                                                                      282,258
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--3.3%
Applied Materials, Inc.                               12,700          206,756
MEMC Electronic Materials, Inc.(b)                     3,350          125,625
                                                                 ------------
                                                                      332,381
                                                                 ------------

SEMICONDUCTORS--5.5%
Broadcom Corp. Class A(b)                              5,425          163,021
Intel Corp.                                           12,000          227,400
Micron Technology, Inc.(b)                            10,880          163,853
                                                                 ------------
                                                                      554,274
                                                                 ------------

SOFT DRINKS--1.2%
Hansen Natural Corp.(b)                                  660          125,644

                                                    SHARES           VALUE
                                                  ----------     ------------
SPECIALIZED FINANCE--1.7%
Chicago Mercantile Exchange Holdings, Inc.               340     $    166,991

STEEL--1.2%
Allegheny Technologies, Inc.                           1,730          119,785

SYSTEMS SOFTWARE--1.2%
Red Hat, Inc.(b)                                       5,120          119,808

WIRELESS TELECOMMUNICATION SERVICES--1.3%
NII Holdings, Inc.(b)                                  2,290          129,110
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $8,384,960)                                        9,415,646
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--6.2%

AUTOMOBILE MANUFACTURERS--1.3%
Toyota Motor Corp. Sponsored ADR (Japan)               1,220          127,600

CONSTRUCTION MATERIALS--0.1%
CEMEX S.A. de C.V. Sponsored ADR (Mexico)(b)              90            5,127

DIVERSIFIED CAPITAL MARKETS--1.3%
UBS AG (Switzerland)                                   1,220          133,834

OIL & GAS EQUIPMENT & SERVICES--1.0%
Tenaris S.A.  ADR (Argentina)                          2,480          100,415

PHARMACEUTICALS--2.5%
AstraZeneca plc Sponsored ADR (United Kingdom)         2,340          139,979
Shire Pharmaceuticals Group plc ADR (United
   Kingdom)                                            2,600          114,998
                                                                 ------------
                                                                      254,977
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $589,995)                                            621,953
-----------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $8,974,955)                                       10,037,599
                                                                 ------------

SHORT-TERM INVESTMENTS--2.0%

MONEY MARKET MUTUAL FUNDS--2.0%
BlackRock Liquidity Funds TempCash Portfolio
   (5.04% seven day effective yield)                 206,912          206,912
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $206,912)                                            206,912
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.5%
(IDENTIFIED COST $9,181,867)                                       10,244,511(a)

Other assets and liabilities, net--(1.5)%                            (148,500)
                                                                 ------------
NET ASSETS--100.0%                                               $ 10,096,011
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,262,450 and gross depreciation of $283,917 for federal income tax purposes. At June 30, 2006, the aggregate cost of securities for federal income tax purposes was $9,265,978.

(b)   Non-income producing.

(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

PHOENIX OPPORTUNITIES TRUST (FORMERLY PHOENIX-SENECA FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies consistently followed by the Phoenix Opportunities Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX OPPORTUNITIES TRUST (FORMERLY PHOENIX-SENECA FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

E. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

F. REPURCHASE AGREEMENTS

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

G. DEBT INDEX SECURITIES

      Certain Funds may invest in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Fund has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Fund.

      Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Fund receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Fund's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Fund will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Fund will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Fund would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

H. DOLLAR ROLLS

      Certain Funds may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery at a future date and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. Dollar roll transactions are accounted for as purchases and sales of securities.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

PHOENIX OPPORTUNITIES TRUST (FORMERLY PHOENIX-SENECA FUNDS)
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

      At June 30, 2006, the Bond Fund held $80,909,865 in securities issued by the U.S. Government, comprising 64.1% of the total net assets of the Fund. The Growth Opportunities Fund held securities issued by various companies in the Information Technology sector, comprising 34% of the total net assets of the Fund.

NOTE 3 -- MERGERS

      On May 19, 2006, the Phoenix Bond Fund ("Bond Fund") of the Phoenix Opportunities Trust acquired all of the net assets of the Phoenix Intermediate Bond Fund ("Intermediate Bond Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees of the Phoenix Asset Trust (f/k/a Phoenix-Kayne Funds) on May 15, 2006.

      On June 9, 2006, the Phoenix Growth Opportunities Fund acquired all of the net assets of the Turner Strategic Growth Fund, a series of the Turner Trust pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees on February 17, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Phoenix Opportunities Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     August 28, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     August 28, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date     August 25, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.